LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Summary of information on leases

	Year Ended December 31,
	2022	2021
Interest expense on lease liabilities	361	378
Expenses relating to short-term leases	25	25
Total cash outflow for leases	2,808	2,546

Summary of potential future undiscounted lease payments for periods covered by extension or termination options that were not included in measurement of lease liabilities

	More than 5 years
	December 31,
	2022	2021
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	2,472	2,665

Summary of information about right-of-use assets

		Motor
	Buildings	vehicles	Total
Cost:
Balance as of January 1, 2022	16,089	1,078	17,167
Additions during the year:
New leases	950	475	1,425
Adjustments for indexation	266	30	296
Disposals	(55)	—	(55)
Currency translation differences	(1,406)	(134)	(1,540)

Balance as of December 31, 2022	15,844	1,449	17,293

Accumulated depreciation:
Balance as of January 1, 2022	3,384	770	4,154
Additions during the year:
Depreciation and amortization	2,248	321	2,569
Disposals	(29)	—	(29)
Currency translation differences	(345)	(94)	(439)

Balance as of December 31, 2022	5,258	997	6,255

Depreciated cost at December 31, 2022	10,586	452	11,038

		Motor
	Buildings	vehicles	Total
Cost:
Balance as of January 1, 2021	12,989	1,105	14,094
Additions during the year:
Initially consolidated company	3,532	—	3,532
New leases	33	79	112
Adjustments for indexation	89	—	89
Disposals	—	(120)	(120)
Currency translation differences	(554)	14	(540)

Balance as of December 31, 2021	16,089	1,078	17,167

Accumulated depreciation:
Balance as of January 1, 2021	1,802	436	2,238
Additions during the year:
Depreciation and amortization	1,652	396	2,048
Disposals	—	(78)	(78)
Currency translation differences	(70)	16	(54)

Balance as of December 31, 2021	3,384	770	4,154

Depreciated cost at December 31, 2021	12,705	308	13,013